Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 1		$ 1,775,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 2		2.94
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 3		(550,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 4		3.86
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 5		(150,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 6		3.72
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 7		2,000,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 8		0.40
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 9		0.50
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 10		3,075,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 11		1.26
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 12		(705,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 13		2.70
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 14		800,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 15		0.32
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 16		0.25
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 17		3,170,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 18		0.70
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 19		2,100,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 20		0.56
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 21		2,305,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 22		0.79
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 1	3,075,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 2	1.26
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 3	(705,000)
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 4	2.70
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 5	800,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 6	0.32
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 7	0.25
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 8	3,170,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 9	0.70
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 10	2,100,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 11	0.56
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 12	$ 2,100,000
Commitments Schedule Of Share-based Compensation, Stock Options, Activity 13	0.56